SEGMENT INFORMATION - Schedule of Reconciliation of Segment Profitability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Depreciation and amortization	$ (310,204)	$ (248,732)	$ (275,510)
Equity-based compensation expense	(254,028)	(209,380)	(530,929)
Tax receivable agreement liability adjustment	40,635	(873,264)	(101,736)
Income (loss) from continuing operations before income taxes and equity losses of affiliates	781,648	(124,094)	(449,854)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	1,140,461	1,106,898	833,483
Equity losses (earnings) of affiliates	9,905	5,038	(3,402)
Interest expense, net	(346,237)	(282,350)	(268,681)
Depreciation and amortization	(310,204)	(248,732)	(275,510)
Equity-based compensation expense	(254,028)	(209,380)	(530,929)
Merger, acquisition and earn-out costs	(105,463)	(59,676)	(59,849)
Certain legal costs	(41,067)	(14,274)	(4,746)
Restructuring, severance and impairment	(125,610)	(13,258)	(8,490)
Fair value adjustment - equity investments	985	12,029	21,558
Net gain on sale of the restricted Endeavor Content business	0	463,641	0
Net gain on sale of the Academy business	736,978	0	0
Tax receivable agreement liability adjustment	40,635	(873,264)	(101,736)
Other	35,293	(10,766)	(51,552)
Operating Segments [Member] | Owned Sports Properties [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	827,024	648,158	537,627
Operating Segments [Member] | Events, Experiences & Rights [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	228,140	294,818	178,870
Operating Segments [Member] | Representation [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	391,114	469,757	383,388
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ (305,817)	$ (305,835)	$ (266,402)